1. CORPORATE INFORMATION (Details)	12 Months Ended
Jan. 31, 2026
Details
Entity Incorporation, Date of Incorporation	Feb. 18, 1983
Entity Information, Date to Change Former Legal or Registered Name	Feb. 08, 2000
Entity Address, Address Line One	Suite #1203 - 1166 Alberni Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Incorporation, State or Country Code	A1